Capital Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Communication Services (6.8%)
*	Alphabet Inc. Class A	23,900	49,294
*	Baidu Inc. ADR	153,900	33,481
*	Alphabet Inc. Class C	13,970	28,899
*	Walt Disney Co.	97,000	17,898
	Activision Blizzard Inc.	160,300	14,908
*	Facebook Inc. Class A	16,600	4,889
*	Charter Communications Inc. Class A	7,200	4,443
			153,812
Consumer Discretionary (13.0%)
*	Alibaba Group Holding Ltd. ADR	247,000	56,002
*	Tesla Inc.	80,800	53,969
	Sony Corp. ADR	445,500	47,227
	Ross Stores Inc.	241,800	28,994
	Whirlpool Corp.	105,100	23,159
*	Amazon.com Inc.	7,200	22,277
	TJX Cos. Inc.	254,600	16,842
*	Mattel Inc.	813,800	16,211
*	L Brands Inc.	238,300	14,741
	Royal Caribbean Cruises Ltd.	78,000	6,678
*	Carnival Corp.	209,400	5,558
	eBay Inc.	46,800	2,866
*	Marriott International Inc. Class A	11,100	1,644
			296,168
Energy (1.1%)
	Hess Corp.	178,200	12,610
	Pioneer Natural Resources Co.	64,200	10,196
	EOG Resources Inc.	43,200	3,133
			25,939
Financials (7.0%)
	JPMorgan Chase & Co.	261,000	39,732
	Wells Fargo & Co.	904,900	35,354
	Charles Schwab Corp.	518,600	33,802
	Bank of America Corp.	549,000	21,241
	Marsh & McLennan Cos. Inc.	153,500	18,696
	U.S. Bancorp	81,300	4,497
	Progressive Corp.	44,500	4,255
	Citigroup Inc.	41,900	3,048
			160,625
Health Care (23.3%)
	Eli Lilly and Co.	609,471	113,861
*	Biogen Inc.	284,100	79,477

		Shares	Market Value ($000)
	Amgen Inc.	297,771	74,088
[1]	AstraZeneca plc ADR	791,400	39,348
	Thermo Fisher Scientific Inc.	76,100	34,731
*	Boston Scientific Corp.	847,702	32,764
	Novartis AG ADR	375,650	32,111
	Roche Holding AG	59,093	19,143
	Bristol-Myers Squibb Co.	242,600	15,315
*	Elanco Animal Health Inc.	450,316	13,262
*	BioMarin Pharmaceutical Inc.	170,800	12,897
	Abbott Laboratories	106,200	12,727
*	BeiGene Ltd. ADR	31,400	10,930
	Medtronic plc	63,300	7,478
	Zimmer Biomet Holdings Inc.	42,800	6,851
	CVS Health Corp.	82,600	6,214
[2]	Siemens Healthineers AG	96,400	5,225
	Agilent Technologies Inc.	26,500	3,369
	Merck & Co. Inc.	36,200	2,791
	Stryker Corp.	11,100	2,704
*	IQVIA Holdings Inc.	13,500	2,607
	Sanofi ADR	36,800	1,820
			529,713
Industrials (15.6%)
	FedEx Corp.	266,400	75,668
	Southwest Airlines Co.	978,150	59,726
	Siemens AG (Registered)	281,827	46,307
*	United Airlines Holdings Inc.	455,700	26,221
*	Airbus SE	178,465	20,241
	Caterpillar Inc.	84,200	19,524
	American Airlines Group Inc.	707,700	16,914
	Union Pacific Corp.	76,300	16,817
*	Delta Air Lines Inc.	334,000	16,126
	United Parcel Service Inc. Class B	60,150	10,225
	Alaska Air Group Inc.	143,000	9,897
*	TransDigm Group Inc.	9,850	5,791
	Textron Inc.	102,000	5,720
	Deere & Co.	12,400	4,639
	Raytheon Technologies Corp.	56,300	4,350
	AMETEK Inc.	27,800	3,551
	CSX Corp.	34,200	3,298
*	Lyft Inc. Class A	44,200	2,793
	General Dynamics Corp.	14,200	2,578
	Carrier Global Corp.	56,300	2,377
	Otis Worldwide Corp.	28,150	1,927
			354,690
Information Technology (28.2%)
	Microsoft Corp.	378,200	89,168
*	Adobe Inc.	164,600	78,246
	Texas Instruments Inc.	407,300	76,976
*	Micron Technology Inc.	846,200	74,643
	KLA Corp.	152,200	50,287
	Intel Corp.	631,500	40,416
	Telefonaktiebolaget LM Ericsson ADR	2,085,100	27,502
	NetApp Inc.	373,100	27,113
	QUALCOMM Inc.	158,600	21,029
	Intuit Inc.	48,600	18,617
	HP Inc.	584,750	18,566
	Hewlett Packard Enterprise Co.	1,140,550	17,952

		Shares	Market Value ($000)
	NVIDIA Corp.	27,950	14,923
	Oracle Corp.	194,500	13,648
	Analog Devices Inc.	86,800	13,461
	Visa Inc. Class A	46,000	9,740
	Cisco Systems Inc.	155,600	8,046
*	PayPal Holdings Inc.	31,700	7,698
	Entegris Inc.	67,800	7,580
	Apple Inc.	50,000	6,107
	Applied Materials Inc.	42,000	5,611
	Corning Inc.	127,350	5,541
	Plantronics Inc.	71,650	2,788
	Mastercard Inc. Class A	6,200	2,208
*	Autodesk Inc.	7,800	2,162
*	BlackBerry Ltd.	195,800	1,651
			641,679
Materials (0.8%)
	Albemarle Corp.	57,800	8,445
	Freeport-McMoRan Inc.	86,600	2,852
*	Linde plc	8,300	2,325
	DuPont de Nemours Inc.	23,866	1,844
	Dow Inc.	23,866	1,526
	Corteva Inc.	23,866	1,113
			18,105
Total Common Stocks (Cost $1,107,316)			2,180,731
Temporary Cash Investments (5.3%)
Money Market Fund (5.3%)
[3,4]	Vanguard Market Liquidity Fund, 0.081% (Cost $120,424)	1,204,243	120,424
Total Investments (101.1%) (Cost $1,227,740)			2,301,155
Other Assets and Liabilities—Net (-1.1%)			(25,655)
Net Assets (100%)			2,275,500
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $27,197,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value was $5,225,000, representing 0.2% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $27,897,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,089,815	90,916	—	2,180,731
Temporary Cash Investments	120,424	—	—	120,424
Total	2,210,239	90,916	—	2,301,155